Significant Events - Summary of Financial Impacts of Samarco Dam Failure (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Income statement
Other income	$ 269	$ 414	$ 1,398
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(15,429)	(15,742)	(32,371)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(21)	(38)	(515)
Net finance costs	(652)	(352)	(969)
Loss before taxation	(142)	(822)	(620)
Income tax benefit/(expense)	(3,055)	(4,959)	(10,737)
Loss after taxation	(140)	(1,244)	(1,074)
Balance sheet movement
Trade and other payables	1,598	1,193	(727)
Cash flow statement
Loss before taxation	(142)	(822)	(620)
Adjustments for:
Samarco impairment expense	21	38	515
Proceeds/(settlements) of cash management related instruments	274	33	378
Net finance costs	652	352	969
Changes in assets and liabilities:
Trade and other payables	(1,598)	(1,193)	727
Net operating cash flows	6,770	13,277	32,174
Net investing cash flows	(3,289)	(3,589)	(6,959)
Samarco dam failure [member]
Income statement
Other income
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(47)	(27)	(66)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Samarco impairment expense
Samarco Germano dam decommissioning	31	49	68
Samarco dam failure provision	(13)	(539)	(663)
Fair value change on forward exchange derivatives	109	(212)	(81)
Profit/(loss) from operations	80	(729)	(742)
Net finance costs	(222)	(93)	(290)
Loss before taxation	(142)	(822)	(1,032)
Income tax benefit/(expense)	2	1	(31)
Loss after taxation	(140)	(821)	(1,063)
Balance sheet movement
Trade and other payables		3	(1)
Derivatives	83	(202)	(160)
Tax liabilities	2	1	(31)
Provisions	135	(327)	(629)
Net liabilities	220	(525)	(821)
Cash flow statement
Loss before taxation	(142)	(822)	(1,032)
Adjustments for:
Samarco impairment expense
Samarco Germano dam decommissioning	(31)	(49)	(68)
Samarco dam failure provision	13	539	663
Fair value change on forward exchange derivatives	(109)	212	81
Proceeds/(settlements) of cash management related instruments	26	(10)	79
Net finance costs	222	93	290
Changes in assets and liabilities:
Trade and other payables		(3)	1
Net operating cash flows	(21)	(40)	14
Net investment and funding of equity accounted investments	(339)	(256)	(256)
Net investing cash flows	(339)	(256)	(256)
Net decrease in cash and cash equivalents	$ (360)	$ (296)	$ (242)